Financial instruments - additional disclosures (Details 12) $ in Millions, € in Billions, ¥ in Billions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2015 USD ($)
Disclosure of derivative financial instruments [line items]
Transfers out of Level 3 of fair value hierarchy, assets	$ 73	$ 75
Amount of change in OCI when pricing parameters for level 3 change more than 10%	79
Amount of change in OCI when most significant parameters for level 3 change more than 10%	333
Amount of change in OCI when POS for level 3 change more than 10%	322
Most significant foreign exchange losses		300
Long-term financial debt with a carrying amount	$ 2,200		€ 1.8
Maximum margin percentage impact of commodity price change	10.00%
Maximum holding in unrelated company	5.00%
Unrealized loss was recognized in other comprehensive income and accumulated in currency translation effects in relation with this net investment hedge	$ 237
Net investment hedge recognized in the income statement	0
Borrowings commercial paper maximum borrowing amount	$ 2,300	3,200
Borrowings commercial paper, number of programs	3		3	3
Borrowings credit facility committed	$ 6,000	$ 6,000			$ 6,000
Debt/equity ratio	0.38:1	0.32:1
VAR estimate confidence interval	95.00%		95.00%	95.00%
US commercial paper programs [member]
Disclosure of derivative financial instruments [line items]
Borrowings commercial paper maximum borrowing amount	$ 9,000
Borrowings commercial paper, number of programs	2		2	2
JP commercial paper programs [member]
Disclosure of derivative financial instruments [line items]
Borrowings commercial paper maximum borrowing amount	$ 1,300			¥ 150
Borrowings commercial paper, number of programs	1		1	1
Largest financial institution [member]
Counterparty risk [abstract]
Percentage of entity's cash and cash equivalents held with financial institution	20.20%	16.50%
Second largest financial institution [member]
Counterparty risk [abstract]
Percentage of entity's cash and cash equivalents held with financial institution	15.00%	6.90%
Third largest financial institution [member]
Counterparty risk [abstract]
Percentage of entity's cash and cash equivalents held with financial institution	12.70%	6.70%